Right-of-use assets - Schedule of Right-of-Use Assets (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	SFr 22,719	SFr 5,080
Right-of-use assets ending balance	177,890	22,719
Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	29,914	8,341
Additions	171,842	22,640
Disposals	(456)	(42)
Currency translation	(1,147)	(1,025)
Right-of-use assets ending balance	200,153	29,914
Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	(7,195)	(3,261)
Disposals	(276)	(77)
Depreciation	(15,544)	(4,131)
Currency translation	200	197
Right-of-use assets ending balance	(22,263)	(7,195)
Storage
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	9,538	0
Right-of-use assets ending balance	72,889	9,538
Storage | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	9,782	0
Additions	68,397	9,782
Disposals	0	0
Currency translation	(302)	0
Right-of-use assets ending balance	77,878	9,782
Storage | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	(244)	0
Disposals	0	0
Depreciation	(4,801)	(244)
Currency translation	57	0
Right-of-use assets ending balance	(4,988)	(244)
Stores & showrooms
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	6,289	739
Right-of-use assets ending balance	11,873	6,289
Stores & showrooms | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	7,377	793
Additions	7,587	7,350
Disposals	0	(42)
Currency translation	(128)	(724)
Right-of-use assets ending balance	14,836	7,377
Stores & showrooms | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	(1,088)	(53)
Disposals	0	0
Depreciation	(1,859)	(1,107)
Currency translation	(16)	73
Right-of-use assets ending balance	(2,963)	(1,088)
Offices
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	5,344	2,609
Right-of-use assets ending balance	91,928	5,344
Offices | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	8,611	4,258
Additions	95,039	4,513
Disposals	(130)	0
Currency translation	(628)	(160)
Right-of-use assets ending balance	102,892	8,611
Offices | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	(3,267)	(1,649)
Disposals	(87)	(8)
Depreciation	(7,917)	(1,666)
Currency translation	133	48
Right-of-use assets ending balance	(10,964)	(3,267)
Cars
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	1,548	1,732
Right-of-use assets ending balance	1,199	1,548
Cars | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	4,144	3,290
Additions	818	995
Disposals	(326)	0
Currency translation	(90)	(141)
Right-of-use assets ending balance	4,547	4,144
Cars | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	(2,596)	(1,559)
Disposals	(189)	(69)
Depreciation	(968)	(1,113)
Currency translation	27	76
Right-of-use assets ending balance	SFr (3,348)	SFr (2,596)